Public Offering - Additional Information (Details) - USD ($)		3 Months Ended	6 Months Ended
	Dec. 15, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Class Of Stock [Line Items]
Additional Accretion of caarying value to redemption value was recognised			$ 8,130
Gross proceeds excluding over-allotment	$ 345,000,000
Change in fair value of warrants		$ 23,154,000	$ 49,826,500	$ 794,500
Percentage of deferred underwriting discount			3.50%	3.50%
Initial Public Offering
Class Of Stock [Line Items]
Sale of common stock (in shares)	34,500,000			34,500,000
Sale of stock, price per unit	$ 10.00
Percentage of upfront underwriting discount	2.00%
Upfront underwriting discount	$ 6,900,000
Percentage of deferred underwriting discount	3.50%
Deferred underwriting discount	$ 12,075,000
Over-Allotment Option
Class Of Stock [Line Items]
Sale of common stock (in shares)	4,500,000
Warrant
Class Of Stock [Line Items]
Warrant exercisable term if business combination is completed	30 days
Number of shares contribute each unit	0.20
Warrant exercisable term	30 days
Warrant exercisable term from closing of public offer	12 months
Warrant expiration term	5 years
Number of months to complete business combination	24 months
Class A Common Stock
Class Of Stock [Line Items]
Sale of stock, price per unit				$ 10.00
Number of shares contribute each unit	1
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Number of shares warrant may be converted	1
Warrants exercise price	$ 11.50
Class A Common Stock | Initial Public Offering
Class Of Stock [Line Items]
Sale of common stock (in shares)			34,500,000	34,500,000
Public Warrants
Class Of Stock [Line Items]
Warrants derivative liability	$ 10,557,000	$ 41,331,000	$ 41,331,000	$ 11,040,000
Change in fair value of warrants			30,291,000	483,000
Public Warrants | Initial Public Offering
Class Of Stock [Line Items]
Warrants derivative liability		$ 10,557,000	$ 10,557,000	$ 10,557,000